Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of number and weighted average exercise prices of share options
The following table reconciles awards outstanding at the beginning and the end of the year:

	Quantity	Weighted average exercise price per share

Options:
As of January 1, 2021	1,558,275	240

Granted	—	—
Exercised	(1,558,275)	240
Forfeited	—	—
Cancelled	—	—

As of December 31, 2021	—	—

Granted	—	—
Exercised	—	—
Forfeited	—	—

Cancelled	—	—

As of December 31, 2022	—	—
	Quantity	Weighted average exercise price per share
SARs:

As of January 1, 2021	523,814	257

Granted	—	—
Exercised	(249,875)	255
Forfeited	—	—
Cancelled	—	—

As of December 31, 2021	273,939	256

Granted	—	—
Exercised	(49,475)	260
Forfeited	—	—
Cancelled	—	—

As of December 31, 2022	224,464	256

Exercisable as of December 31, 2022	224,464	256

	Quantity	Weighted average grant date fair value per share

RSUs:
As of January 1, 2021	10,410,587	1,047
Granted	6,158,277	3,687
Exercised	(2,825,866)	308
Forfeited	(358,222)	2,022
Cancelled	(1,369)	3,986

As of December 31, 2021	13,383,407	2,366

Granted	9,321,006	2,070
Exercised	(461,037)	1,340
Forfeited	(2,094,293)	1,978
Cancelled	—	—

As of December 31, 2022	20,149,083	1,798

Exercisable as of December 31, 2022	7,025,814	1,430

Summary of stockbased compensation expense
The following table summarizes total stock-based compensation expense by function for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020

Fulfillment and delivery	829	635	53
Sales and marketing	1,354	1,013	81
Technology and content	3,117	2,245	152
General and administrative	5,699	3,927	358

	10,999	7,820	644

Summary of inputs to blackscholes model share options	The weighted average inputs used in the measurement of the fair values at grant date of the equity incentive plans for the year ended December 31, 2020 was as follows:

2020

Expected annual volatility	48%
Expected term, years	4
Dividend yield	None
Risk-free interest rate	5.7%